Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents	¥ 8,502,357		¥ 32,431,081		$ 1,209,646
Restricted cash	1,347,795		418,722		191,753
Impairment of long-lived assets
Allowance for sales
Contract liabilities	69,314,154		98,895,905
Revenue recognized	20,805,240		9,765,766	23,740,945
Inventory write-down	32,637,101	$ 4,643,339	10,914,374	60,767,978
Advertising and promotion cost	656,386		364,253	1,278,586
Shipping and handling costs	¥ 115,867		968,713	¥ 2,122,358
Segment Reporting, Expense Information Used by CODM, Description	The Company’s CODM has been identified as the chief executive officer of the Company who reviews financial information of operating segments based on U.S. GAAP. The CODM now reviews results analyzed by marketing channel.	The Company’s CODM has been identified as the chief executive officer of the Company who reviews financial information of operating segments based on U.S. GAAP. The CODM now reviews results analyzed by marketing channel.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	chief executive officer	chief executive officer
Operating segment	1	1
Cryptocurrencies, non-current	¥ 424,743,318				$ 60,428,995
US [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rates	1				1
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rates	7.0288				7.0288
Cost of Revenues [Member]
Summary of Significant Accounting Policies [Line Items]
Inventory write-down	¥ 32,637,101